UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices) (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 29, 2020

ITEM 1.  SCHEDULE OF INVESTMENTS

Crow Point Small-Cap Growth Fund

Schedule of Investments
(Unaudited)

As of February 29, 2020
		Shares	Value (Note 1)

COMMON STOCKS - 89.02%

Communication Services - 6.29%
	Nexstar Media Group, Inc.	4,707	$541,211
	The EW Scripps Co.	19,000	226,100
			767,311
Consumer Discretionary - 5.28%
*	Crocs, Inc.	5,000	133,716
*	Five Below, Inc.	1,500	145,425
*	Installed Building Products, Inc.	2,900	191,545
*	TopBuild Corp.	1,717	173,417
			644,103
Financials - 7.87%
	Allegiance Bancshares, Inc.	2,894	95,994
	Ares Capital Corp.	13,114	225,430
*	eHealth, Inc.	2,400	281,640
	Starwood Property Trust, Inc.	10,000	221,800
	Veritex Holdings, Inc.	5,633	135,586
			960,450
Health Care - 32.91%
*	Aerie Pharmaceuticals, Inc.	7,370	128,975
*	Alnylam Pharmaceuticals, Inc.	2,000	235,320
*	Amarin Corp. PLC	23,011	337,571
*	Avid Bioservices, Inc.	40,000	252,000
*	Baudax Bio, Inc.	41,398	288,958
*	ChemoCentryx, Inc.	2,300	102,925
*	Dynavax Technologies Corp.	17,717	69,894
*	Halozyme Therapeutics, Inc.	7,700	150,689
*	Intercept Pharmaceuticals, Inc.	2,000	183,880
	Invacare Corp.	10,099	76,550
*	Mainstay Medical, Inc. - Ireland (a)	15,231	50,395
*	Natera, Inc.	4,000	151,620
*	Novocure Ltd.	2,800	203,700
*	PDL BioPharma, Inc.	46,000	156,400
*	PolarityTE, Inc.	12,373	16,827
*	R1 RCM, Inc.	44,400	545,232
*	Recro Pharma, Inc.	32,097	460,271
*	Silk Road Medical, Inc.	4,393	175,061
*	Tandem Diabetes Care, Inc.	2,400	179,184
*	Teladoc Health, Inc.	2,000	249,920
			4,015,372

			(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020
		Shares	Value (Note 1)

COMMON STOCKS - CONTINUED

Industrials - 10.79%
*	Aerojet Rocketdyne Holdings, Inc.	4,700	$231,616
	CRA International, Inc.	5,000	232,550
*	IAA, Inc.	2,900	123,888
	Interface, Inc.	16,800	245,112
*	Limbach Holdings, Inc	12,900	53,535
*	Mercury Systems, Inc.	3,056	224,494
*	RBC Bearings, Inc.	1,200	205,428
			1,316,623
Information Technology - 23.00%
*	Akoustis Technologies, Inc.	14,500	104,980
*	CEVA, Inc.	5,700	161,937
*	CyberArk Software Ltd.	1,800	188,460
*	HubSpot, Inc.	1,700	305,065
*	Limelight Networks, Inc.	50,900	256,790
*	Lumentum Holdings, Inc.	3,800	295,716
*	New Relic, Inc.	2,100	118,146
*	OSI Systems, Inc.	2,058	167,254
*	Rapid7, Inc.	7,000	324,100
*	RingCentral, Inc.	1,600	377,200
*	Rosetta Stone, Inc.	19,000	328,130
*	ShotSpotter, Inc.	5,000	178,000
			2,805,778
Utilities - 2.88%
	Hawaiian Electric Industries, Inc.	2,500	107,100
	NextEra Energy, Inc.	500	126,380
	PNM Resources, Inc.	2,500	117,700
			351,180

	Total Common Stocks (Cost $10,994,426)		10,860,817

EXCHANGE-TRADED PRODUCTS - 4.88%

Growth - 4.88%
	iShares Russell 2000 Growth ETF	1,061	209,049
	Vanguard Small-Cap Growth ETF	2,094	386,741

	Total Exchange-Traded Products (Cost $664,211)		595,790

SHORT-TERM INVESTMENT - 8.54%
§	Money Market Fiduciary Portfolio, 0.25%	1,041,216	1,041,216

	Total Short-Term Investment (Cost $1,041,216)		1,041,216

			(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020
				Value (Note 1)

Total Value of Investments (Cost $12,699,853)(a) - 102.44%				$12,497,823

Liabilities in Excess of Other Assets - (2.44)%				(298,188)

	Net Assets - 100%			$12,199,635

§	Represents 7 day effective yield
*	Non-income producing investment
(a)	Foreign security

The following acronym or abbreviation is used in this portfolio:
	PLC - Public Limited Company

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate Gross Unrealized Appreciation			$874,871
	Aggregate Gross Unrealized Depreciation			(1,076,901)

	Net Unrealized Appreciation			$(202,030)

	Summary of Investments	% of Net
	by Sector	Assets	Value
	Common Stocks:
	Communication Services	6.29%	$767,311
	Consumer Discretionary	5.28%	644,103
	Financials	7.87%	960,450
	Health Care	32.91%	4,015,372
	Industrials	10.79%	1,316,623
	Information Technology	23.00%	2,805,778
	Utilities	2.88%	351,180
	Exchange-Traded Products:
	Growth	4.88%	595,790
	Short-Term Investment	8.54%	1,041,216
	Liabilities in Excess of Other Assets	-2.44%	(298,188)
	Total Net Assets	100.00%	$12,199,635

				(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Note 1 - Investment Valuation

The Crow Point Small-Cap Growth Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Crow Point Small-Cap Growth Fund

Schedule of Investments - Continued
(Unaudited)

As of February 29, 2020

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 29, 2020:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$10,860,817	$10,860,817	$-	$-
Exchange-Traded Products	595,790.00	595,790.00	-	-
Short-Term Investment	1,041,216	1,041,216	-	-
Total Assets	$12,497,823	$12,497,823	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The President and Principal Executive Officer and Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications of the President and Principal Executive Officer and Treasurer and Principal Financial Officer as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	April 21, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	April 21, 2020

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer and Principal Financial Officer

Date:	April 21, 2020